Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Provisions of retirement benefits at beginning of period	€ 270	€ 318	€ 414
Cost of services	65	75	84
Interests / discounting costs	10	3	1
Expense for the period	75	78	85
Gains or losses related to experience	(13)	(29)	(133)
Gains or losses related to change in demographic assumptions	(30)	5	(5)
Gains or losses related to change in financial assumptions	21	(102)	(43)
Actuarial gains or losses recognized in other comprehensive income	(22)	(126)	(182)
Provisions of retirement benefits at end of period	€ 323	€ 270	€ 318